General and Operating Expenses (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Operating Expenses (Textual)
Expenses recognized investments	₪ 65	₪ 64	₪ 63